De-SPAC Merger Transaction	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
De-SPAC Merger Transaction

4. De-SPAC Merger Transaction

Forward Purchase Agreement

On June 5, 2023, BCG entered into a Prepaid Forward Purchase Agreement, by and between BCG and RiverNorth SPAC Arbitrage Fund, L.P. (the “Purchaser”), pursuant to which the Purchaser agreed to, among other things, effect certain purchases of shares of Avalon Class A common stock (“Avalon Class A Common Stock”) that would have been redeemed in connection with the special meeting of Avalon’s stockholders (the “Special Meeting”) to approve the transactions contemplated by the Business Combination Agreement (as amended through June 25, 2023, the “Forward Purchase Agreement”).

Pursuant to the Forward Purchase Agreement, Purchaser agreed to purchase shares of Avalon Class A Common Stock (the “AVAC FPA Shares”) at a purchase price per share of $847.04 (for aggregate consideration of $25.0 million from unaffiliated third-parties). The AVAC FPA Shares were redeemed in connection with the Special Meeting and converted into shares of Class A common stock and Series A Convertible Preferred Stock, par value $0.001 per share, of Beneficient (“Series A preferred stock”) upon consummation of the Business Combination. The Series A preferred stock converted in accordance with its terms to shares of Class A common stock, and Purchaser held an aggregate of 36,956 shares of Class A common stock following such conversion in respect of the AVAC FPA Shares (such shares of Class A common stock, the “FPA Shares”).

The $25.0 million in proceeds (the “Disbursed Amount”) in respect of the FPA Shares was disbursed from the Avalon trust account following the consummation of the Business Combination. Specifically, $5.0 million of the Disbursed Amount was disbursed to Beneficient, with the remaining $20.0 million (the “Reserve Amount”) disbursed to Purchaser to be held by Purchaser until the Maturity Date (as defined below) or until its earlier release per the terms of the Forward Purchase Agreement. Such Reserve Amount is reflected as a Stock Receivable classified in equity on the consolidated statements of financial condition.

The Forward Purchase Agreement provides for two categories of FPA Shares: (i) 13,305 FPA Shares categorized as “Purchased Shares” (the “Purchased Shares”) and (ii) the remaining 23,651 FPA Shares categorized as “Prepaid Forward Shares” (the “Prepaid Forward Shares”).

No sales of any of the Prepaid Forward Shares occurred through September 30, 2024, and on such date, the Company and the Purchaser entered into an agreement to terminate the Forward Purchase Agreement. The Purchaser subsequently returned the 23,651 Prepaid Forward Shares to the Company.

Recapitalization of BCG

On June 6, 2023, immediately prior to the Conversion, BCG was recapitalized (the “BCG Recapitalization”) as follows: (i) the limited partnership agreement of BCG was amended to create one new subclass of BCG common units, the Class B Common Units (the “BCG Class B Common Units”), and the existing common units were renamed the Class A Common Units; and (ii) certain holders of the BCH Preferred A-1 entered into conversion and exchange agreements with BCG and BCH, pursuant to which they converted certain BCH Preferred A-1 to BCH Class S Ordinary Units, which were then contributed to BCG in exchange for BCG Class A Common Units.

Prior to the Conversion on June 6, 2023, when the Company was a Delaware limited partnership, the Company’s equity interests consisted of common units, one series of preferred units, and noncontrolling interests. Pursuant to the Conversion, each BCG Class A Common Unit converted into 1.25 shares of Class A common stock par value $0.001 per share (“Class A common stock”), each BCG Class B Common Unit converted into 1.25 shares of Class B common stock, par value $0.001 per share (“Class B common stock” and together with the Class A common stock, the “Common Stock”), and the capital account balance of the Preferred Series B Subclass 2 Unit Accounts of BCG (“BCG Preferred B.2 Unit Accounts”) converted into shares of Class A common stock at a rate based on a 20% discount to the $800.00 valuation of the Class A common stock (or $640.00). As a result, in the Conversion, we issued 1,076,462 shares of Class A common stock with respect to the BCG Class A Common Units, 239,256 shares of Class B common stock with respect to the BCG Class B Units and 1,175,632 shares of Class A common stock with respect to the BCG Preferred B.2 Unit Accounts.

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of BHI, Bruce W. Schnitzer and Hicks Holdings Operating, LLC (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class B Units Received
BHI	$177,195	178	178
Bruce W. Schnitzer	988	1	1
Hicks Holdings Operating, LLC	13,222	14	14
Total	$191,405	193	193

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of Bruce W. Schnitzer and Richard W. Fisher (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class A Units Received
Bruce W. Schnitzer	$734	9	9
Richard W. Fisher	1,722	10	10
Total	$2,456	19	19

As part of the conversion to BCG Class A Common Units, additional value of approximately $15.0 million was provided to certain holders who were members of our Board at the time of conversion. The additional value was accounted for as compensation, which resulted in stock-based compensation expense of $15.0 million during the fiscal year ended March 31, 2024.

Closing of the Transaction

On June 7, 2023, the Company completed the Transaction. Each share of Avalon common stock issued and outstanding immediately prior to that date automatically converted into one share of Class A common stock and one share of Series A preferred stock of Beneficient. Additionally, each Avalon Warrant (defined below) automatically converted into a Warrant (defined below).

Accordingly, the Company issued (i) an aggregate of 99,649 shares of Class A common stock to the former holders of Avalon Class A Common Stock, and Class B Common Stock of Avalon, par value $0.0001 per share, outstanding immediately prior to June 7, 2023, and (ii) an aggregate of 34,961 shares of Beneficient Series A preferred stock to non-redeeming Avalon Class A stockholders, and the Avalon Warrants converted into an aggregate of 23,625,000 redeemable Warrants. At closing, $27.9 million of cash remained in the trust account of Avalon. There were $26.1 million in transaction expenses, $20.0 million of which represented the Reserve Amount under the Forward Purchase Agreement, that were either paid by Avalon prior to closing or offset against proceeds received by the Company at closing, resulting in $1.8 million in net proceeds to the Company. Proceeds from the Transaction were used to pay expenses related to the Transaction.

Immediately after the Business Combination, 2,358,429 shares of Class A common stock were issued and outstanding, 239,256 shares of Class B common stock were issued and outstanding, 34,962 shares of Beneficient Series A preferred stock were issued and outstanding and 23,757,500 Warrants were issued and outstanding. Because the Series A preferred stock is not expected to be publicly listed, the Beneficient Series A preferred stock terms provide that upon its issuance, each share of Series A preferred stock will automatically convert into one-quarter of a share of Class A common stock of Beneficient, or an aggregate of 8,595 additional shares of Class A common stock. Following such conversion, there were 2,367,244 shares of Class A common stock of Beneficient outstanding following the Business Combination.

The Transaction was accounted for as a capital transaction in substance and not a business combination under ASC 805, Business Combinations (“ASC 805”). As a result, Beneficient was treated as the accounting acquirer and Avalon was treated as the acquired company for financial reporting purposes per ASC 805. Accordingly, for accounting purposes, the Transaction was treated similar to an equity contribution in exchange for the issuance of shares of common stock. The financial statements of the combined entity represented a continuation of the financial statements of Beneficient, and the net assets of Avalon were stated at historical cost, with no goodwill or other intangible assets recorded. The equity and net loss per unit attributable to common equity holders of the Company, prior to the closing, have been retroactively restated as shares reflecting the common unit conversion ratio discussed above.

The Company and Avalon incurred $21.7 million and $26.1 million, respectively, of expenses related to the Transaction. These expenses consisted of underwriting fees, professional services (legal, accounting, advisory, etc.) and other direct expenses associated with the Transaction. As a result of the Transaction, the transaction costs incurred by the Company related to the issuance of shares were recognized in additional paid-in capital as a reduction of proceeds. The expenses incurred by Avalon were either paid by Avalon prior to closing or netted against proceeds received by the Company at closing.

Common Stock Warrants

The Company assumed 15,525,000 publicly-traded Avalon Warrants (“Avalon Public Warrants”), which are exercisable for 194,063 shares of Class A common stock, as adjusted for stock splits, and 8,100,000 private placement Avalon Warrants, which are exercisable for 101,250 shares of Class A common stock, as adjusted for stock splits, (“Avalon Private Warrants” and together with the Avalon Public Warrants, the “Avalon Warrants”), which were originally issued by Avalon in connection with its initial public offering and, as a result of the assumption by the Company, became Warrants. The Avalon Public Warrants assumed by Ben are referred to as the “Public Warrants” and the Avalon Private Warrants assumed by Ben are referred to as the “Private Warrants,” and collectively, the “Warrants.” The Warrants are included in derivative warrant liabilities on the Company’s consolidated statements of financial condition. The Warrants entitle the holder to exercise each whole warrant for one share of Class A common stock and one share of Series A preferred stock at an exercise price of $920.00.

The Public Warrants may only be exercised for a whole number of shares, and will expire on June 7, 2028 (i.e., five years following the closing), or earlier upon redemption or liquidations. Ben may redeem the outstanding Public Warrants (i) in whole and not in part; (ii) at a price of $0.80 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported last sale price of the Class A common stock for any 20 trading days within a 30-trading day period ending three business days before Ben sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $1,440.00 per share. In addition, we have the ability to redeem the outstanding Warrants at any time after they become exercisable and prior to their expiration, at a price of $8.00 per Public Warrant if, among other things, the Reference Value equals or exceeds $800.00 per share. If and when the Public Warrants become redeemable by Ben, Ben may exercise its redemption right even if Ben is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

During any period when Ben fails to maintain an effective registration statement registering the Class A common stock issuable upon the exercise of the Warrants, Ben is required to permit holders of Warrants to exercise their Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exemption.

The Private Warrants, which became transferable, assignable and salable on July 7, 2023 (i.e.,30 days after the closing), are currently held by Avalon Acquisition Holdings, L.L.C (“the Avalon Sponsor”), and are generally identical to the Public Warrants, except they cannot be redeemed by Ben so long as they are held by the Avalon Sponsor or its permitted transferees. An Avalon Sponsor, or its permitted transferees, has the option to exercise the Private Warrants on a cashless basis and have certain registration rights. If the Private Warrants are held by holders other than the Avalon Sponsor or its permitted transferees, the Private Warrants will become redeemable by Ben in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

As of both September 30, 2025 and March 31, 2025, there were 24,699,725 Warrants outstanding with a fair value of $0.4 million and $0.2 million, respectively, included in the warrants liability line item on the consolidated statements of financial condition. During both the three and six months ended September 30, 2025 and 2024, losses of $0.2 million and nominal gains, respectively, was recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).

4. De-SPAC Merger Transaction

Forward Purchase Agreement

On June 5, 2023, BCG entered into a Prepaid Forward Purchase Agreement, by and between BCG and RiverNorth SPAC Arbitrage Fund, L.P. (the “Purchaser”), pursuant to which the Purchaser agreed to, among other things, effect certain purchases of shares of Avalon Class A common stock (“Avalon Class A Common Stock”) that would have been redeemed in connection with the special meeting of Avalon’s stockholders (the “Special Meeting”) to approve the transactions contemplated by the Business Combination Agreement (as amended through June 25, 2023, the “Forward Purchase Agreement”).

Pursuant to the Forward Purchase Agreement, Purchaser agreed to purchase shares of Avalon Class A Common Stock (the “AVAC FPA Shares”) at a purchase price per share of $847.04 (for aggregate consideration of $25.0 million from unaffiliated third-parties). The AVAC FPA Shares were redeemed in connection with the Special Meeting and converted into shares of Class A common stock and Series A Convertible Preferred Stock, par value $0.001 per share, of Beneficient (“Series A preferred stock”) upon consummation of the Business Combination. The Series A preferred stock converted in accordance with its terms to shares of Class A common stock, and Purchaser held an aggregate of 36,956 shares of Class A common stock following such conversion in respect of the AVAC FPA Shares (such shares of Class A common stock, the “FPA Shares”).

The $25.0 million in proceeds (the “Disbursed Amount”) in respect of the FPA Shares was disbursed from the Avalon trust account following the consummation of the Business Combination. Specifically, $5.0 million of the Disbursed Amount was disbursed to Beneficient, with the remaining $20.0 million (the “Reserve Amount”) disbursed to Purchaser to be held by Purchaser until the Maturity Date (as defined below) or until its earlier release per the terms of the Forward Purchase Agreement. Such Reserve Amount is reflected as a Stock Receivable classified in equity on the consolidated statements of financial condition.

The Forward Purchase Agreement provides for two categories of FPA Shares: (i) 13,305 FPA Shares categorized as “Purchased Shares” (the “Purchased Shares”) and (ii) the remaining 23,651 FPA Shares categorized as “Prepaid Forward Shares” (the “Prepaid Forward Shares”).

No sales of any of the Prepaid Forward Shares have occurred as of September 30, 2024, and on such date, the Company and the Purchaser entered into an agreement to terminate the Forward Purchase Agreement. The Purchaser subsequently returned the 23,651 Prepaid Forward Shares to the Company.

Recapitalization of BCG

On June 6, 2023, immediately prior to the Conversion, BCG was recapitalized (the “BCG Recapitalization”) as follows: (i) the limited partnership agreement of BCG was amended to create one new subclass of BCG common units, the Class B Common Units (the “BCG Class B Common Units”), and the existing common units were renamed the Class A Common Units (the “BCG Class A Common Units”); and (ii) certain holders of the BCH Preferred A-1 entered into conversion and exchange agreements (the “BCG Conversion and Exchange Agreements”) with BCG and BCH, pursuant to which they converted certain BCH Preferred A-1 to BCH Class S Ordinary Units, which were then contributed to BCG in exchange for BCG Class A Common Units.

Prior to the Conversion on June 6, 2023, when the Company was a Delaware limited partnership, the Company’s equity interests consisted of common units, one series of preferred units, and noncontrolling interests. Pursuant to the Conversion, each BCG Class A Common Unit converted into 1.25 shares of Class A common stock par value $0.001 per share (“Class A common stock”), each BCG Class B Common Unit converted into 1.25 shares of Class B common stock, par value $0.001 per share (“Class B common stock” and together with the Class A common stock, the “Common Stock”), and the capital account balance of the Preferred Series B Subclass 2 Unit Accounts of BCG (“BCG Preferred B.2 Unit Accounts”) converted into shares of Class A common stock at a rate based on a 20% discount to the $800.00 valuation of the Class A common stock (or $640.00). As a result, in the Conversion, we issued 1,076,462 shares of Class A common stock with respect to the BCG Class A Common Units, 239,256 shares of Class B common stock with respect to the BCG Class B Units and 1,175,632 shares of Class A common stock with respect to the BCG Preferred B.2 Unit Accounts.

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of BHI, Bruce W. Schnitzer and Hicks Holdings Operating, LLC (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class B Units Received
BHI	$177,195	178	178
Bruce W. Schnitzer	988	1	1
Hicks Holdings Operating, LLC	13,222	14	14
Total	$191,405	193	193

The following table provides additional information on the securities contributed and exchanged as part of the BCG Recapitalization by each of Bruce W. Schnitzer and Richard W. Fisher (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A-1	BCH Class S Ordinary Units Received	BCG Class A Units Received
Bruce W. Schnitzer	$734	9	9
Richard W. Fisher	1,722	10	10
Total	$2,456	19	19

As part of the conversion to BCG Class A Common Units, additional value of approximately $15.0 million was provided to certain holders who were members of our Board at the time of conversion. The additional value was accounted for as compensation, which resulted in stock-based compensation expense of $15.0 million during the fiscal year ended March 31, 2024.

Closing of the Transaction

On June 7, 2023, the Company completed its previously announced de-SPAC merger transaction with Avalon. Each share of Avalon common stock issued and outstanding immediately prior to that date automatically converted into one share of Class A common stock and one share of Series A preferred stock of Beneficient. Additionally, each Avalon Warrant (defined below) automatically converted into a Warrant (defined below).

Accordingly, the Company issued (i) an aggregate of 99,649 shares of Class A common stock to the former holders of Avalon Class A Common Stock, and Class B Common Stock of Avalon, par value $0.0001 per share (“Avalon Class B Common Stock”), outstanding immediately prior to June 7, 2023, and (ii) an aggregate of 34,961 shares of Beneficient Series A preferred stock to non-redeeming Avalon Class A stockholders, and the Avalon Warrants converted into an aggregate of 23,625,000 redeemable Warrants. At closing, $27.9 million of cash remained in the trust account of Avalon. There were $26.1 million in transaction expenses, $20.0 million of which represented the Reserve Amount under the Forward Purchase Agreement, that were either paid by Avalon prior to closing or offset against proceeds received by the Company at closing, resulting in $1.8 million in net proceeds to the Company. Proceeds from the Transaction were used to pay expenses related to the Transaction.

Immediately after the Business Combination, 2,358,429 shares of Class A common stock were issued and outstanding, 239,256 shares of Class B common stock were issued and outstanding, 34,962 shares of Beneficient Series A preferred stock were issued and outstanding and 23,757,500 Warrants were issued and outstanding. Because the Series A preferred stock is not expected to be publicly listed, the Beneficient Series A preferred stock terms provide that upon its issuance, each share of Series A preferred stock will automatically convert into one-quarter of a share of Class A common stock of Beneficient, or an aggregate of 8,595 additional shares of Class A common stock. Following such conversion, there were 2,367,244 shares of Class A common stock of Beneficient outstanding following the Business Combination.

The Transaction was accounted for as a capital transaction in substance and not a business combination under ASC 805, Business Combinations (“ASC 805”). As a result, Beneficient was treated as the accounting acquirer and Avalon was treated as the acquired company for financial reporting purposes per ASC 805. Accordingly, for accounting purposes, the Transaction was treated similar to an equity contribution in exchange for the issuance of shares of common stock. The financial statements of the combined entity represented a continuation of the financial statements of Beneficient, and the net assets of Avalon were stated at historical cost, with no goodwill or other intangible assets recorded. The equity and net loss per unit attributable to common equity holders of the Company, prior to the closing, have been retroactively restated as shares reflecting the common unit conversion ratio discussed above.

The Company and Avalon incurred $21.7 million and $26.1 million, respectively, of expenses related to the Transaction. These expenses consisted of underwriting fees, professional services (legal, accounting, advisory, etc.) and other direct expenses associated with the Transaction. As a result of the transaction, the transaction costs incurred by the Company related to the issuance of shares were recognized in additional paid-in capital as a reduction of proceeds. The expenses incurred by Avalon were either paid by Avalon prior to closing or netted against proceeds received by the Company at closing.

Common Stock Warrants

The Company assumed 15,525,000 publicly-traded Avalon Warrants (“Avalon Public Warrants”), which are exercisable for 194,063 shares of Class A common stock, as adjusted for stock splits, and 8,100,000 private placement Avalon Warrants, which are exercisable for 101,250 shares of Class A common stock, as adjusted for stock splits, (“Avalon Private Warrants” and together with the Avalon Public Warrants, the “Avalon Warrants”), which were originally issued by Avalon in connection with its initial public offering and, as a result of the assumption by the Company, became Warrants. The Avalon Public Warrants assumed by Ben are referred to as the “Public Warrants” and the Avalon Private Warrants assumed by Ben are referred to as the “Private Warrants,” and collectively, the “Warrants.” The Warrants are included in derivative warrant liabilities on the Company’s consolidated statements of financial condition. The Warrants entitle the holder to exercise each whole warrant for one share of Class A common stock and one share of Series A preferred stock at an exercise price of $920.00 (each a “Warrant” and collectively, the “Warrants”).

The Public Warrants may only be exercised for a whole number of shares, and will expire on June 7, 2028 (i.e., five years following the closing), or earlier upon redemption or liquidations. Ben may redeem the outstanding Public Warrants (i) in whole and not in part; (ii) at a price of $0.80 per warrant; (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder; and (iv) if, and only if, the reported last sale price of the Class A common stock for any 20 trading days within a 30-trading day period ending three business days before Ben sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $1,440.00 per share. In addition, we have the ability to redeem the outstanding Warrants at any time after they become exercisable and prior to their expiration, at a price of $8.00 per Public Warrant if, among other things, the Reference Value equals or exceeds $800.00 per share. If and when the Public Warrants become redeemable by Ben, Ben may exercise its redemption right even if Ben is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

During any period when Ben fails to maintain an effective registration statement registering the Class A common stock issuable upon the exercise of the Warrants, Ben is required to permit holders of Warrants to exercise their Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act of 1933, as amended, or another exemption.

The Private Warrants, which became transferable, assignable and salable on July 7, 2023 (i.e., 30 days after the closing), are currently held by Avalon Acquisition Holdings, L.L.C (“the Avalon Sponsor”), and are generally identical to the Public Warrants, except they cannot be redeemed by Ben so long as they are held by the Avalon Sponsor or its permitted transferees. An Avalon Sponsor, or its permitted transferees, has the option to exercise the Private Warrants on a cashless basis and have certain registration rights. If the Private Warrants are held by holders other than the Avalon Sponsor or its permitted transferees, the Private Warrants will become redeemable by Ben in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

As of March 31, 2025, there were 24,699,725 Warrants outstanding with a fair value of $0.2 million, included in the warrants liability line item on the consolidated statements of financial condition. During the years ended March 31, 2025 and 2024, gains of nominal and $2.5 million, respectively, were recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.